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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Matador Capital Management

Address: 200 1st Avenue North, Suite 203
         St. Petersburg, FL 33701



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sean McCullagh
Title: Supervisor
Phone: 212 251-3151


Signature, Place, and Date of Signing:

 /s/ Sean McCullagh               New York, NY                 02-05-2004
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name


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FORM 13 F
Reporting Manager - EVER
CIK 0001054608
CCC ERFAD81#
Dec 31st 2003


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

     COLUMN 1              COLUMN 2     COLUMN 3     COLUMN 4     COLUMN 5        COLUMN 6         COLUMN 7          COLUMN 8
------------------      --------------  --------     --------    ----------  --------------------  --------    --------------------
                                                                  SHRS OR
                               TITLE                              PRN AMT                  SHARED
                                 OF                               SH/ PUT/    Sole  SHARED  OTHER    OTHER       VOTING AUTHORITY
  NAME OF ISSUER               CLASS    CUSIP         VALUE      PRN CALL    (A)     (B)    (C)     MANAGERS   SOLE    SHARED  NONE
------------------            --------  --------     --------     --------   ------  -----  -----   --------   ------  -----   -----
ABGENIX INC                   OTC EQ    00339B107    3,705,000.00    300,000   X      EVER                    300,000
APAC CUSTOMER SERVICES INC    OTC EQ    00185E106      239,200.00     92,000   X      EVER                     92,000
ALLIED WASTE INDUSTRIES IN    COMMON    019589308    5,824,048.00    419,600   X      EVER                    419,600
AT&T WIRELESS SERVICES INC    COMMON    00209A106    7,990,000.00  1,000,000   X      EVER                  1,000,000
BIOSOURCE INTERNATIONAL IN    OTC EQ    09066H104    2,031,000.00    300,000   X      EVER                    300,000
BIO IMAGING TECHNOLOGIES I    OTC EQ    09056N103      336,420.00     54,000   X      EVER                     54,000
A H BELO CORP SER A--W/RTS    COMMON    080555105   14,148,745.00    499,250   X      EVER                    499,250
CENDANT CORP                  COMMON    151313103   11,135,000.00    500,000   X      EVER                    500,000
CAPSTONE TURBINE CORP         OTC EQ    14067D102      464,814.00    249,900   X      EVER                    249,900
APPLERA CORP                  COMMON    038020202    2,086,500.00    150,000   X      EVER                    150,000
CASELLA WASTE SYSTEMS INC     OTC EQ    147448104    7,871,750.00    575,000   X      EVER                    575,000
DATATRAK INTL INC             OTC EQ    238134100      903,870.00    149,400   X      EVER                    149,400
DOUBLECLICK INC               OTC EQ    258609304   25,329,245.00  2,459,150   X      EVER                  2,459,150
DISTRIBUTED ENERGY SYSTEMS    OTC EQ    25475V104    1,121,692.00    392,200   X      EVER                    392,200
***DENBURY RESOURCES INC N    COMMON    247916208    3,477,500.00    250,000   X      EVER                    250,000
DEVRY INC-DEL                 COMMON    251893103   34,382,866.00  1,368,200   X      EVER                  1,368,200
HARSCO CORP                   COMMON    415864107   21,910,000.00    500,000   X      EVER                    500,000
IMPCO TECHNOLOGIES INC        OTC EQ    45255W106    1,984,672.00    227,600   X      EVER                    227,600
IVITROGEN CORP                OTC EQ    46185R100   80,186,770.00  1,147,000   X      EVER                  1,147,000
LIBERTY MEDIA CORP            COMMON    530718105   47,560,000.00  4,000,000   X      EVER                  4,000,000
LAIDLAW INTERNATIONAL INC     OTC EQ    50730R102    3,457,500.00    250,000   X      EVER                    250,000
LODGENET ENTERTAINMENT COR    OTC EQ    540211109    5,998,582.00    328,150   X      EVER                    328,150
LINDSAY MANUFACTURING CO      COMMON    535555106    1,193,063.00     47,250   X      EVER                     47,250
MEDAREX INC                   OTC EQ    583916101    2,492,000.00    400,000   X      EVER                    400,000
NCR CORP                      COMMON    62886E108   17,460,000.00    450,000   X      EVER                    450,000
NEW HORIZONS WORLDWIDE INC    OTC EQ    645526104    2,111,757.00    371,200   X      EVER                    371,200
NTN COMMUNICATIONS INC NEW    COMMON    629410309      370,000.00    100,000   X      EVER                    100,000
OAKLEY INC                    COMMON    673662102    4,152,000.00    300,000   X      EVER                    300,000
OPLINK COMMUNICATIONS INC     OTC EQ    68375Q106      478,000.00    200,000   X      EVER                    200,000
PROTEIN DESIGN LABS INC       OTC EQ    74369L103   11,635,000.00    650,000   X      EVER                    650,000
QUANTUM FUEL SYS TECHNOLOG    OTC EQ    74765E109    3,392,880.00    422,000   X      EVER                    422,000
RENAISSANCE LEARNING INC      OTC EQ    75968L105   10,169,575.00    422,500   X      EVER                    422,500
REPUBLIC SERVICES INC         COMMON    760759100   41,994,755.00  1,638,500   X      EVER                  1,638,500
STRATEGIC DIAGNOSTICS INC     OTC EQ    862700101    1,175,000.00    250,000   X      EVER                    250,000
TROJAN TECHNOLOGIES INC        CEQ      896924107      284,388.00     50,000   X      EVER                     50,000
VALMONT INDUSTRIES INC        COMMON    920253101      914,425.00     39,500   X      EVER                     39,500
WATERS CORP                   COMMON    941848103   14,111,238.00    425,550   X      EVER                    425,550
WASTE CONNECITONS INC         COMMON    941053100   18,885,000.00    500,000   X      EVER                    500,000
WALTER INDUSTRIES INC NEW     COMMON    93317Q105    9,884,340.00    740,400   X      EVER                    740,400
WILLIAMS COMPANIES INC        COMMON    969457100   56,548,470.00  5,758,500   X      EVER                  5,758,500


                                                   479,397,065.00

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